Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at beginning of period at Dec. 31, 2012	$ 52,453	$ 18,629	$ 9,974	$ 26,962	$ (4,976)	$ 1,864
Net Income	5,240			5,240
Other comprehensive income (loss)	(3,320)					(3,320)
Stock options exercised	8		(10)		18
Cash dividends declared	(1,970)			(1,970)
Balance at end of period at Dec. 31, 2013	52,411	18,629	9,964	30,232	(4,958)	(1,456)
Net Income	5,884			5,884
Other comprehensive income (loss)	1,174					1,174
Stock options exercised	7		(80)		87
Cash dividends declared	(2,026)			(2,026)
Balance at end of period at Dec. 31, 2014	57,450	18,629	9,884	34,090	(4,871)	(282)
Net Income	6,022			6,022
Other comprehensive income (loss)	(135)					(135)
Stock options exercised	11		(38)		49
Cash dividends declared	(2,082)			(2,082)
Balance at end of period at Dec. 31, 2015	$ 61,266	$ 18,629	$ 9,846	$ 38,030	$ (4,822)	$ (417)